INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Federal Statutory Income Tax Rate, description		the $28.1 million U.S. Federal NOL carryforwards, $2.5 million are pre-2018 and begin to expire in 2031. The remaining balance of 25.6 million are limited to utilization of 80% of taxable income but do not have an expiration
Total NOL carryforwards		$ 38,451,790
Greece [Member]
Corporate tax rate	22.00%
United Kingdom [Member]
Corporate tax rate	25.00%
UK [Member]
Total NOL carryforwards		2,379,127
United States [Member]
Total NOL carryforwards		28,065,101
Greek [Member]
Total NOL carryforwards		3,384,922
Foreign entities [Member]
Total NOL carryforwards		$ 10,386,689